SUMMARY OF OBSERVABLE INPUTS USED IN VALUATION OF OPTION TRANSACTION ASSET (Details) - $ / shares	Feb. 27, 2019	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	$ 5,385	$ 0.04	$ 0.075
Exercise price	$ 5,423
Expected term	1 month 28 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input percentage	137.20%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input percentage	2.44%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input percentage